Subsequent Events (Details) - Forecast [Member] - USD ($) $ in Thousands		3 Months Ended
	Apr. 06, 2025	Mar. 31, 2025
Subsequent Events [Line Items]
Ordinary shares issue		122,744,700
Net proceeds (in Dollars)		$ 655
Board of directors [Member]
Subsequent Events [Line Items]
Issuance of consultant	30,000,000